Equity - Restricted share units (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU performance factor adjustment (in shares)	218,213	186,083
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at (in shares)	1,674,637	1,473,408
Granted (in shares)	379,257	735,978
Exercised (in shares)	(290,820)	(560,677)
Forfeited (in shares)	(203,095)	(160,155)
Balance at (in shares)	1,778,192	1,674,637